Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Held for trading
Forward exchange contracts	$142.4	$569.8
Cross currency swap contracts	11.0	—

	153.4	569.8

Designated as at FVTPL
Time deposit	6,297.7	—

	$6,451.1	$569.8

Financial liabilities

Held for trading
Forward exchange contracts	$91.6	$26.7
Designated as at FVTPL
Forward exchange contracts	99.5	—

	$191.1	$26.7

Forward exchange contracts [member]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied

Outstanding forward exchange contracts consisted of the following:

Contract Amount
	Maturity Date	(In Millions)
December 31, 2016

Sell NT$/Buy EUR	January 2017	NT$5,393.3/EUR159.4
Sell NT$/Buy JPY	January 2017	NT$7,314.8/JPY26,501.8
Sell US$/Buy EUR	January 2017	US$4.2/EUR4.0
Sell US$/Buy JPY	January 2017	US$0.4/JPY50.0
Sell US$/Buy NT$	January 2017 to February 2017	US$439.0/NT$14,138.2
Sell US$/Buy RMB	January 2017 to June 2017	US$421.8/RMB2,908.4

December 31, 2017

Sell NT$/Buy EUR	January 2018 to February 2018	NT$6,002.8/EUR169.0
Sell NT$/Buy JPY	February 2018	NT$996.3/JPY3,800.0
Sell US$/Buy JPY	January 2018	US$2.2/JPY246.7
Sell US$/Buy RMB	January 2018	US$558.0/RMB3,679.6
Sell US$/Buy NT$	January 2018 to February 2018	US$1,661.5/NT$49,673.3
Sell RMB /Buy EUR	January 2018	RMB39.0/EUR5.0
Sell RMB/Buy JPY	January 2018	RMB409.7/JPY7,062.5
Sell RMB/Buy GBP	January 2018	RMB3.6/GBP0.4

Cross currency swap contracts [member]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied

Outstanding cross currency swap contracts consisted of the following:

Maturity Date	Contract Amount (In Millions)	Range of Interest Rates Paid	Range of Interest Rates Received
December 31, 2016

January 2017	US$170.0/ NT$5,487.6	3.98%	—